Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Federal net operating loss	$ 7,571,300	$ 5,961,700	$ 3,407,000
Foregin net operating loss carryforwards	5,645,900	4,858,700	2,562,600
Provision for income taxes allocated to continuing operations	0	2,390,800	945,000
Provision for income taxes allocated to discontinued operations	0	4,000	207,500
Income tax expense/(benefit) allocated to continuing operations	0	2,390,800	945,000
Income tax expense/(benefit) allocated to discontinued operations	$ 0	4,000	207,500
Income taxes at the federal statutory rate	21.00%
Valuation allowance	$ 1,302,600	$ 5,116,000	$ 0